T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 64.9%
T. Rowe Price Funds:
New Income Fund	50,326	15,548	9,822	5,885,602	58,562
Limited Duration Inflation Focused
Bond Fund	45,799	14,801	5,558	10,978,238	55,660
International Bond Fund (USD
Hedged)	16,106	5,649	2,785	1,924,499	19,476
Emerging Markets Bond Fund	13,648	4,328	2,349	1,365,464	15,894
Dynamic Global Bond Fund	10,930	4,200	1,973	1,405,990	12,907
High Yield Fund	9,607	3,779	1,733	1,797,548	11,684
U. S. Treasury Long-Term Fund	9,479	2,911	5,207	530,765	7,717
Floating Rate Fund	2,817	2,216	542	464,994	4,436
Total Bond Mutual Funds (Cost $180,986)					186,336

EQUITY MUTUAL FUNDS 34.9%
T. Rowe Price Funds:
Equity Index 500 Fund	42,763	15,380	10,987	635,242	50,013
Overseas Stock Fund	7,473	2,730	1,433	892,828	8,964
International Value Equity Fund	6,387	3,247	1,295	661,443	8,268
International Stock Fund	7,244	2,448	2,157	464,409	7,918
Emerging Markets Stock Fund	4,875	1,716	1,224	131,603	5,666
Mid-Cap Growth Fund	3,931	1,341	642	52,250	4,585
Mid-Cap Value Fund	3,419	1,418	688	164,276	4,113
New Horizons Fund(2)	2,578	1,039	420	53,922	3,261
Small-Cap Stock Fund(2)	2,286	815	391	56,078	2,677
Small-Cap Value Fund	2,161	770	401	57,337	2,425
Real Assets Fund	1,870	738	330	210,323	2,198
Total Equity Mutual Funds (Cost $95,634)					100,088

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	141	6,789	6,460	470,503	470
Total Short-Term Investments (Cost $470)					470
Total Investments in Securities 100.0%
(Cost $277,090)					$286,894
Other Assets Less Liabilities (0.0)%					(5)
Net Assets 100.0%					$286,889

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(134)	$(250)	$238
Emerging Markets Bond Fund	(146)	267	596
Emerging Markets Stock Fund	(7)	299	75
Equity Index 500 Fund	536	2,857	754
Floating Rate Fund	(8)	(55)	117
High Yield Fund	(22)	31	463
International Bond Fund (USD
Hedged)	243	506	256
International Stock Fund	(25)	383	214
International Value Equity Fund	(98)	(71)	242
Limited Duration Inflation
Focused Bond Fund	633	618	362
Mid-Cap Growth Fund	247	(45)	16
Mid-Cap Value Fund	47	(36)	68
New Horizons Fund	340	64	—
New Income Fund	35	2,510	1,221
Overseas Stock Fund	(54)	194	207
Real Assets Fund	(3)	(80)	66
Small-Cap Stock Fund	158	(33)	—
Small-Cap Value Fund	90	(105)	20
U. S. Treasury Long-Term Fund	828	534	164
U. S. Treasury Money Fund	—	—	16
Totals	$2,660#	$7,588	$5,095+

# Capital gain distributions from mutual funds represented $2,529 of the net realized gain
(loss).
+ Investment income comprised $5,095 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2005 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.